BALANCE SHEETS (As Restated) (Parenthetical) - $ / shares	Dec. 31, 2020	Oct. 12, 2020	Dec. 31, 2019	Jun. 07, 2019
Temporary Equity, Shares Outstanding	53,712,502		61,025,925
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000		1,000,000
Preferred Stock, Shares Issued	0		0
Preferred Stock, Shares Outstanding	0		0
Class A Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000		200,000,000
Common Stock, Shares, Issued	15,287,498		7,974,075
Common Stock, Shares, Outstanding	15,287,498		7,974,075
Common Stock, Redemption Shares	53,712,502		61,025,925
Class B Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	20,000,000		20,000,000
Common Stock, Shares, Issued	17,250,000		17,250,000
Common Stock, Shares, Outstanding	17,250,000		17,250,000	11,500,000